Financial Risk Management - Schedule of Non-Trade Receivable (Details)	12 Months Ended
Mar. 31, 2025
Performing [Member]
Schedule of Non-Trade Receivable [Line Items]
Definition	Low risk of default and strong capacity to pay
Loss provision, term	12 month expected losses
Non-performing [Member]
Schedule of Non-Trade Receivable [Line Items]
Definition	Significant increase in credit risk
Loss provision, term	Lifetime expected losses